Description of Business, Organization and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Organization and Liquidity
1. Description of Business, Organization and Liquidity
Organization and Business
Graphite Bio, Inc. (the “Company”) has historically been a clinical-stage, next-generation gene editing company. In January 2023, the Company announced a voluntary pause of its Phase 1/2 CEDAR study of nulabeglogene autogedtemcel
(“nula-cel”),
the Company’s lead product candidate for sickle cell disease (“SCD”), due to a serious adverse event in the first patient dosed, which the Company concluded is likely related to study treatment. Nula-cel was designed to provide a highly differentiated approach with the potential to directly correct the mutation that causes SCD and restore normal adult hemoglobin expression.
The Company was incorporated in Ontario, Canada in June 2017 as Longbow Therapeutics Inc., and was reincorporated in the State of Delaware in October 2019. In February 2020, the Company changed its name to Integral Medicines, Inc., and again in August 2020, changed the name to Graphite Bio, Inc. Research and development of the Company’s initial technology ceased at the end of 2018, and the Company did not have any significant operations or any research and development activities in 2019. In March 2020, the Company identified new gene editing technology which the Company sought to further develop, and the Company licensed the related intellectual property rights from The Board of Trustees of the Leland Stanford Junior University (“Stanford”) in December 2020 (Note 6).
In February 2023, the Company announced its decision to discontinue the development of nula-cel
and initiate a process to explore strategic alternatives (the “Restructuring Plan”). As a result of this decision, the Company conducted a corporate restructuring that resulted in an approximately 50% reduction in force in February 2023 and additional reductions in July and August 2023 that resulted in a total reduction in force of 78.1%. In August 2023, the Company subleased some of its facilities to recover a portion of the total costs. Together, these restructuring actions are intended to reduce the Company’s operational cash burn in an effort to maximize its strategic optionality.
The Company had previously disclosed its intention to
continue
research activities associated with its
pre-clinical
non-genotoxic
conditioning program, with the goal of advancing toward one or more potential development candidates. In August, the Company entered into an asset purchase agreement pursuant to which the Company transferred to a third party its pre-clinical
non-genotoxic
conditioning program, including its technology and intellectual property. Also in August 2023, the Company entered into a license and option agreement (the “LOA”), pursuant to which it granted another third party an option to acquire certain of the Company’s technology and intellectual property related to its nula-cel
program and related
pre-clinical
platform assets. On September 12, 2023, the Company and such counterparty entered into an amendment to the LOA under which the Company agreed to assign certain contracts to such counterparty prior to exercise of the option. The Company continues to explore strategic alternatives.
From its inception in 2017, the Company’s primary activities have been to perform research and development, undertake preclinical studies and enable manufacturing activities in support of its product development efforts, organize and staff the Company, establish its intellectual property portfolio, and raise capital to support and expand such activities.
Liquidity Matters
The Company has incurred significant operating losses since inception and has primarily relied on private equity and convertible debt financings to fund its operations. As of September 30, 2023, the Company had an accumulated deficit of $344.1 million. The Company expects to continue to incur substantial losses. The

Company may never achieve profitability, and unless and until then, the Company will need to continue to raise additional capital. Management expects that the existing cash, cash equivalents, and marketable securities of $234.0 million as of September 30, 2023 will be sufficient to fund the Company’s current operating plan for at least the next 12 months from the date of issuance of these unaudited condensed financial statements.
On July 21, 2022, the Company filed a shelf registration statement on Form
S-3
(the “2022 Shelf”) with the SEC in relation to the registration of up to an aggregate offering price of $300.0 million of common stock, preferred stock, debt securities, warrants and units or any combination thereof. The Company also simultaneously entered into a Controlled Equity Offering
SM
Sales Agreement with Cantor Fitzgerald & Co. (the “Sales Agent”), to provide for the offering, issuance and sale by the Company of up to an aggregate of $75.0 million of its common stock from time to time in
“at-the-market”
offerings under the 2022 Shelf and subject to the limitations thereof (the “Sales Agreement”). The Company will pay to the Sales Agent cash commissions of up to 3.0 percent of the gross proceeds of sales of common stock under the Sales Agreement. The Company has not issued any shares or received any proceeds from any offerings under the 2022 Shelf through November 13, 2023.

1. Description of Business, Organization and Liquidity
Organization and Business
Graphite Bio, Inc. (the “Company”) is a clinical-stage, next-generation gene editing company harnessing high-efficiency targeted gene integration to develop a new class of therapies to potentially cure a wide range of serious and life-threatening diseases. The Company is pioneering a precision gene editing approach to achieve one of medicine’s most elusive goals: to precisely “find & replace” any gene in the genome. The Company’s next-generation gene editing platform was designed to allow the Company to precisely correct mutations, replace entire disease-causing genes with normal genes, or insert new genes into predetermined, safe locations. In January 2023, the Company announced a voluntary pause of our Phase 1/2 CEDAR study of nulabeglogene autogedtemcel
(nula-cel,
formerly GPH101), its lead product candidate for sickle cell disease (SCD), due to a serious adverse event in the first patient dosed, which the Company concluded is likely related to study treatment.
Nula-cel
is a highly differentiated approach with the potential to directly correct the mutation that causes SCD and restore normal adult hemoglobin (HgbA) expression. In February 2023, the Company announced its decision to discontinue the development of nula-cel
and initiate a process to explore strategic alternatives. From its inception in 2017, the Company’s primary activities have been to perform research and development, undertake preclinical studies and enable manufacturing activities in support of its product development efforts, organize and staff the Company, establish its intellectual property portfolio, and raise capital to support and expand such activities.
The Company was incorporated in Ontario, Canada in June 2017 as Longbow Therapeutics Inc., and was reincorporated in the State of Delaware in October 2019. In February 2020, the Company changed its name to Integral Medicines, Inc., and again in August 2020, changed the name to Graphite Bio, Inc. Research and development of the Company’s initial technology ceased at the end of 2018, and the Company did not have any significant operations or any research and development activities in 2019. In March 2020, the Company identified new gene editing technology which the Company sought to further develop, and the Company licensed the related intellectual property rights from The Board of Trustees of the Leland Stanford Junior University (“Stanford”) in December 2020 (Note 6).
Reverse Stock Split
On June 18, 2021, the Company’s board of directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock at a 1 for
2.432
ratio, which was effected on June 21, 2021. The par value and authorized shares of common stock and convertible preferred stock were not adjusted as a result of the reverse stock split. All issued and outstanding common stock, options to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented. The financial statements have also been retroactively adjusted to reflect a proportional adjustment to the conversion ratio for each series of preferred stock that was effected in connection with the reverse stock split.
Initial Public Offering
On June 24, 2021, the Company’s registration statement on Form
S-1
relating to its initial public offering (“IPO”) was declared effective by the Securities and Exchange Commission (“SEC”) and the shares of its common stock began trading on the Nasdaq Global Market on June 25, 2021. The IPO closed on June 29, 2021, pursuant to which the Company issued and sold 14,000,000 shares of its common stock at a public offering price of $17.00 per share. On July 2, 2021, the Company issued 2,100,000 shares of its common stock to the underwriters of the IPO pursuant to the full exercise of their option to purchase additional shares. The Company received in June and July 2021 net proceeds of approximately $251.3 million from the IPO, after deducting underwriting discounts and commissions of $19.1 million and offering costs of approximately $3.2 million. Prior to the completion of the IPO, all shares of redeemable convertible preferred stock then outstanding were converted into 30,761,676 shares of common stock.
Liquidity Matters
The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s operations have historically been financed through the issuance of common and redeemable convertible preferred stock. The Company has incurred significant operating losses and negative net cash flows from operations since inception. During the year ended December 31, 2022, the Company incurred a net loss of $101.1 million and had negative net cash flows from operating activities of $88 million. The Company had an accumulated deficit of $242.4 million as of December 31, 2022 and will continue to require substantial additional capital for research and development activities. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its drug candidates currently in development. As of December 31, 2022, the Company had cash and cash equivalents and investments in marketable securities of $283.6 million.
On July 21, 2022, the Company filed a shelf registration statement on Form
S-3
(the “2022 Shelf”) with the SEC in relation to the registration of up to an aggregate offering price of $300.0 million of common stock, preferred stock, debt securities, warrants and units or any combination thereof. The Company also simultaneously entered into a Controlled Equity
Offering
SM
 Sales Agreement with Cantor Fitzgerald & Co. (the “Sales Agent”), to provide for the offering, issuance and sale by the Company of up to an aggregate of $75.0 million of its common stock from time to time in
“at-the-market”
offerings under the 2022 Shelf and subject to the limitations thereof (the “Sales Agreement”). The Company will pay to the Sales Agent cash commissions of up to 3.0 percent of the gross proceeds of sales of common stock under the Sales Agreement. The Company has not issued any shares or received any proceeds from any offerings under the 2022 Shelf through March 15, 2023.
Management believes that its existing cash, cash equivalents and investments in marketable securities are sufficient to continue operating activities for at least 12 months following the issuance date of these financial statements.